SCHEDULE OF UNREALIZED GAINS AND LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investment in equity securities, initial book value	$ 22,640,519	$ 22,640,519
Investment in equity securities, unrealized gains	12,706
Investment in equity securities, unrealized losses
Investment in equity securities, fair value	22,653,225	22,640,519
GMP Bio [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investment in equity securities, initial book value	22,640,519	22,640,519
Investment in equity securities, unrealized gains	12,706
Investment in equity securities, unrealized losses
Investment in equity securities, fair value	$ 22,653,225	$ 22,640,519